VALUE OF CHARTER PARTY CONTRACTS - Summary of Favorable Charter Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 18,732
2019	18,732
2020	12,148
2021	4,074
2022	0
Thereafter	0
Total	$ 53,686	$ 76,099	$ 103,376	$ 0